Consolidated Statements of Changes in Equity (Parenthetical) - SGD ($)	Apr. 30, 2024	Oct. 31, 2023	Dec. 12, 2024	Apr. 30, 2023
IfrsStatementLineItems [Line Items]
Share capital			$ 200,000
Loan amounted			$ 200,000
Share capital			200,000
BNL Engineering Private Limited [member]
IfrsStatementLineItems [Line Items]
Share capital				$ 250,000
Shares issue capital	$ 500,000
BNL Engineering Private Limited [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Share capital			$ 500,000
BNL Engineering Private Limited [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Share capital			$ 700,000
Mr. Lim [member]
IfrsStatementLineItems [Line Items]
Issuance of shares capital		$ 250,000